Share capital and share-based compensation - Schedule of Assumptions (Details)	3 Months Ended
Mar. 31, 2023 yr
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.60%
Option life, share options granted	6
Expected volatility, share options granted	59.00%
Expected dividend as percentage, share options granted	0.00%
Expected Forfeiture As Percentage, Share Options Granted	15.00%